Commitments and Contingencies (Details Textuals 3)	9 Months Ended
	Sep. 30, 2012 Customer	Sep. 30, 2011 Agency Customer
Concentration Risk [Line Items]
Product warranty	The product and service revenue contracts we entered into generally provide a one to two-year product warranty to customers from date of installation.
Sales
Concentration Risk [Line Items]
Concentration Risk, Percentage	55.50%	63.70%
Number of customers	3	2
Number Of Federal Government Agencies		2
Sales | Customer One
Concentration Risk [Line Items]
Concentration Risk, Percentage	25.80%	22.50%
Sales | Customer Two
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.40%	20.70%
Sales | Customer Three
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.30%
Sales | Federal Government Agencies One
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.50%
Sales | Federal Government Agencies Two
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%